Related parties - Outstanding Related Party Transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade receivables	$ 883	$ 191
Trade payables	439	95
Shareholders Loan	60,379	28,665
Turnover	818	762
Dividend Income	12,600	0
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	227	66
Trade payables	0	25
Shareholders Loan	23,215	28,665
Turnover	390	381
Dividend Income	0	0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	90	79
Trade payables	0	0
Shareholders Loan	0	0
Turnover	390	381
Dividend Income	12,600	0
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	132	70
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	0	0
Tankers International LLC
Disclosure of transactions between related parties [line items]
Trade receivables		46
Trade payables		0
Shareholders Loan		0
Turnover		0
Dividend Income		$ 0
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	265
Trade payables	211
Shareholders Loan	18,390
Turnover	13
Dividend Income	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	301
Trade payables	96
Shareholders Loan	18,773
Turnover	25
Dividend Income	$ 0